EQUITY METHOD INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
EQUITY METHOD INVESTMENTS

21.	EQUITY METHOD INVESTMENT

The Company accounts for its investment in a wholly-owned subsidiary, Dense Air, as an equity method investment. Dense Air has been solely funded by its primary lender through convertible debt with various restrictions and requirements including a conversion option on substantially all of the ownership interest in Dense Air. Dense Air was designed to acquire and hold specific assets and the fixed price conversion option is economically similar to a call option on the assets of Dense Air. Therefore, the Company concluded consolidation is not required. The Company did determine it has significant influence in the operations of Dense Air and therefore, has applied the equity method of accounting. Given Dense Air has operated at a loss since its inception, and the Company has not guaranteed the obligations of Dense Air or otherwise committed to provide further financial support, equity method accounting has been discontinued. The equity method investment has no value at December 31, 2020 and 2019.

There have been no dividends received from Dense Air for the years ended December 31, 2020, 2019 and 2018.

The summarized unaudited financial information below represents the combined accounts of the Company’s unconsolidated subsidiary (in thousands):

	2020	2019	2018
Income statement data – year ended December 31,
Revenues	$1,008	$—	$—
Gross profit	1,008	—	—
Loss from operations	(5,925)	(26,137)	(11,503)
Net loss	(6,031)	(25,136)	(10,051)

	2020	2019
Balance sheet data – as of December 31,
Current assets	$23,172	$39,588
Noncurrent assets	51,872	52,121
Current liabilities	2,391	10,485
Noncurrent liabilities	117,150	119,690

The Company receives reimbursement of its expenses for providing certain management support functions to Dense Air, a related party, which are considered not material. In addition, the Company is entitled to receive certain fees upon the successful acquisition of spectrum rights by Dense Air, which are recorded as revenue when earned.

Airspan [Member]
Entity Listings [Line Items]
EQUITY METHOD INVESTMENTS

16.	EQUITY METHOD INVESTMENTS

The Company accounts for its investment in a wholly-owned subsidiary, Dense Air, as an equity method investment. Dense Air has been funded by its sole lender through convertible debt with various restrictions and requirements including a conversion option on substantially all of the ownership interest in Dense Air. Dense Air was designed to acquire and hold specific assets and the fixed price conversion option is economically similar to a call option on the assets of Dense Air. Therefore, the Company concluded consolidation is not required. The Company did determine it has significant influence in the operations of Dense Air and therefore, has applied the equity method of accounting. Given Dense Air has operated at a loss since its inception, and the Company has not guaranteed the obligations of Dense Air or otherwise committed to provide further financial support, equity method accounting has been discontinued. The equity method investment has no value at June 30, 2021 and December 31, 2020.

There have been no dividends received from Dense Air for the three and six months ended June 30, 2021 and 2020.

On March 22, 2021, an investor acquired the sole lender to Dense Air’s rights and obligations under a convertible loan agreement. Concurrently, the Company received a notice of conversion from the investor to convert the outstanding amount of the loan into shares equating to 95% of the share capital of Dense Air. The conversion is contingent on regulatory consent in Australia, which is expected in the third quarter of 2021.

The Company receives reimbursement of its expenses for providing certain management support functions to Dense Air, a related party, which are not material.